Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity

Preferred Stock

 The Company has authorized the issuance of 5,000,000 shares of convertible preferred stock and has certificates of designation of five separate series as summarized below as of September 30, 2013.

Preferred Stock	Number of Shares Issued	Par Value	Conversion to Common Stock
Series “A" (1)	0	$.0001	N/A
Series “B" (2)	1	$.0001	1:1
Series “C" (3)	1	$.0001	1:1
Series “D” (4)	1,379,685	$.0001	10:1
Series “E” (5)	0	$.0001	1:1

(1)	See Rights Agreement below.

(2)	1 share was issued October 12, 2010 and remains issued and outstanding. Liquidation preference is $1,000 per share.

(3)	See Warrant Exchange Agreement below.

(4)	The Company on September 10, 2013, issued 1,379,685 shares of Series D convertible preferred stock in exchange for all the Series A and Series B Preferred shares of North South. See Note 1.

(5)	There were 100,000 shares were issued on June 25, 2013 in consideration for $500,000 to North South pursuant to a private placement. See Series E Convertible Preferred Stock below. The shares were retired on September 30, 2013.

Warrant Exchange Agreement

On March 6, 2013, the Company, and certain investors that participated in the November 2012 private placement transaction (“Investors”), entered into separate Warrant Exchange Agreements pursuant to which certain of the Investors exchanged common stock purchase warrants acquired in the private placement for shares of the Company’s newly designated Series C Convertible Preferred Stock.  Each share of Series C Convertible Preferred Stock is convertible into one (1) share of the Company’s common stock, par value $0.0001 per share (the “Common Stock”) at the option of the holder, subject to certain limitations on conversions that would result in the Investors acquiring more than 4.99% (or, if such limitation is waived by the holder upon no less than 61 days prior notice, 9.99%) of the outstanding voting stock of the Company.  The Series C Convertible Preferred Stock was established on March 5, 2013 by the filing in the State of Delaware of a Certificate of Designation of Preferences, Rights and Limitations of Series C Convertible Preferred Stock (“Certificate of Designation”). The liquidation preference of the Series C Convertible Preferred Stock is $0.0001 per share.

Pursuant to the Warrant Exchange Agreements, certain Investors received in exchange for their warrants an aggregate of 229,337 shares of the Series C Convertible Preferred Stock, each convertible into one share of Common Stock.  The number of shares of Common Stock underlying the Series C Convertible Preferred Stock is the same number as would have been-issued upon a “cashless exercise” of the exchanged warrants under the terms of the warrants based on the one-day volume weighted average price of the Company’s Common Stock on February 28, 2013, which was $12.6439 per share, as reported by Bloomberg.

The Company agreed to register the shares of Common Stock issuable upon conversion of the Series C Convertible Preferred Stock on the same basis as the shares of Common Stock issued in the November 2012 private placement transaction which registration obligation was subsequently waived by a majority of the Investors.  As of September 30, 2013, investors converted 229,336 shares of the Series C Convertible Preferred Stock into 229,336 shares of common stock.

Rights Agreement

On January 24, 2013, effective as of January 1, 2013, the Company and Equity Stock Transfer, LLC, as Rights Agent, entered into a Rights Agreement which continues through December 31, 2017.  The Rights Agreement provides each Stockholder of record a dividend distribution of one “right” for each outstanding share of Common Stock.  Rights become exercisable at the earlier of ten days following:  (1) a public announcement that an acquirer has purchased or has the right to acquire 10% or more of our Common Stock, or (2) the commencement of a tender offer which would result in an offeror beneficially owning 10% or more of our outstanding Common Stock.

All rights held by an acquirer or offeror expire on the announced acquisition date, and all rights expire at the close of business on December 31, 2017, subject to further extension.  Each right entitles a Stockholder to acquire, for a price of $7.46, 1/100 of a share of our Convertible Series A Preferred Stock, which carries voting and dividend rights similar to one share of our Common Stock.  Alternatively, a right holder may elect to purchase for the stated price an equivalent number of shares of our Common Stock at a price per share equal to one-half of the average market price for a specified period.  In lieu of the stated purchase price, a right holder may elect to acquire one-half of the Common Stock available under the second option.

The purchase price of the preferred stock fractional amount is subject to adjustment for certain events as described in the Agreement.  At the discretion of a majority of the Board and within a specified time period, we may redeem all of the rights at a price of $0.001 per right.  The Board may also amend any provisions of the Agreement prior to exercise.

Series E Convertible Preferred Stock

 On June 25, 2013, the Company sold 100,000 shares of its newly designated Series E Convertible Preferred Stock (the “Series E Preferred Stock”) to North South for a purchase price of $5.00 per share with gross proceeds to the Company of $500,000 pursuant to a subscription agreement.  These securities were sold pursuant to an exemption from registration under Section 4(2) and Regulation D (Rule 506) under the Securities Act and corresponding provisions of the securities laws. Each share of Series E Preferred Stock is convertible, at the option of the holder at any time, into one (1) share of the Company’s Common Stock and has a stated value of $0.0001.  Such conversion ratio is subject to adjustment in the case of stock splits, stock dividends, combination of shares and similar recapitalization transactions.

 North South is prohibited from effecting the conversion of the Series E Preferred Stock to the extent that, as a result of such conversion, the holder will beneficially own more than 4.99% (or, if such limitation is waived by the holder upon no less than 61 days prior notice, 9.99%) in the aggregate of the issued and outstanding shares of the Company’s Common Stock calculated immediately after giving effect to the issuance of shares of Common Stock upon the conversion of the Series E Preferred Stock.  These 100,000 shares of Series E Convertible Preferred Stock were acquired by the Company in connection with the North South Merger, and thereafter retired and were not outstanding as of September 30, 2013.

Common Stock

The Company has 50,000,000 shares authorized as of September 30, 2013 with a par value of $0.0001 per share.

During the nine months ended September 30, 2013, the Company issued the following shares of common stock:

· 229,336 shares of common stock issued upon conversion of 229,336 shares of Series C Convertible Preferred Stock originally issued in connection with the warrant exchange agreement described above;

· 176,991 shares of common stock issued in connection with the acquisition of intellectual property in the Rockstar patent portfolio acquisition (see Note 1);

· 6,711 shares of common stock issued upon the cashless exercise of 9,391 warrants; and

· 1,203,153 shares of common stock issued in connection with the acquisition of North South. These shares were issued in exchange for the 5,213 shares of common stock of North South.

The Company’s additional paid in capital increased $20,608,869 in the nine months ended September 30, 2013. Included in this increase is stock based compensation of $7,402,485, increase for the acquisition of North South of $5,510,491, an increase due to the issuance of common shares in the Rockstar patent purchase of $999,982  and an increase due to the conversion of warrants to Series C Convertible Preferred Stock of $5,695,512.

Stock Options

2013 Plan

In April 2013, the Company’s board of directors adopted the Spherix Incorporated 2013 Equity Incentive Plan (the “2013 Plan”), an omnibus equity incentive plan pursuant to which the Company may grant equity and cash and equity-linked awards to certain management, directors, consultants and others.  The plan was approved by the Company’s shareholders in August 2013.

The 2013 Plan authorized approximately 15% of our fully-diluted Common Stock at the time approved (not to exceed 2,800,000 shares) be reserved for issuance under the Plan, after giving effect to the shares of our capital stock issuable under the Merger.  On April 4, 2013, the Company issued 2,005,500 option shares to executives of the Company and certain outside consultants under the 2013 Plan.  The total fair value of the options on the date of grant was approximately $15,865,270 under the Black-Scholes and other lattice models of valuing options.

On April 4, 2013, the Company, with the approval of the board of directors, granted the following stock options to various employees, directors and consultants at a contractual price of $7.08 per share, which was equal to the fair market value of the Company’s common stock on the date that the terms of those awards were agreed to by the Company and optionees.

Awards with service conditions only were granted as follows:

· 750,000 stock options to our former interim Chief Executive Officer which vest in four equal installments of 187,500 options each on October 4, 2013, April 4, 2014, October 4, 2014 and April 4, 2015, subject to a time based service condition only;

· 250,000 stock options to the former Chief Executive Officer of North South, who became the Company’s Chief Executive Officer upon the completion of the acquisition of North South on September 10, 2013, which vest in four equal installments of 62,500 options each on October 4, 2013, April 4, 2014, October 4, 2014 and April 4, 2015, subject to a time based service condition only;

· An aggregate of 225,000 options to three directors that fully vested on October 4, 2013, subject to each of these directors’ continued service to the Company through that date; and

· An aggregate of 30,500 options to two consultants and one employee that fully vested on August 16, 2013 upon shareholder approval of the plan.

 Awards with combined market and service conditions were granted as follows:

· 250,000 stock options to our former interim Chief Executive Officer for which (i) the exercisability of the options is subject to the volume weighted average price of the Company’s stock attaining at least $12 per share for at least 30 days during any consecutive 90 day period through December 31, 2014, and (ii) the continued employment/directorship of the interim Chief Executive Officer over a period of time that permits vesting at the rate of 62,500 options each on October 4, 2013, April 4, 2014, October 4, 2014 and April 4, 2015, subject to a time based service condition only; and

· 500,000 stock options to the former Chief Executive Officer of North South, who became the Company’s Chief Executive Officer upon the completion of the acquisition of North South on September 10, 2013 for which (i) (i) the exercisability of the options is subject to the volume weighted average price of the Company’s stock attaining at least $12 per share for at least 30 days during any consecutive 90 day period through December 31, 2014, and (ii) achieving performance conditions as follows:

  100,000 options subject to the delivery of a business plan acceptable to the board of directors of the Company by no later than June 30, 2013;
  70,000 options subject to the closing of a financing transaction as set forth in the business plan;
  70,000 options for two successful patent monetizations;
  70,000 options upon the completion of an additional purchase of a patent portfolio;
  70,000 options upon the initiation of litigation upon at least four defendants in infringement cases;
  70,000 options upon the presentation of at least two additional monetization opportunities acceptable to the board of directors; and
  50,000 options for attending at least 20 investor relations meetings.

The 2013 stock option plan was approved by the Company’s stockholders on August 16, 2013, which resulted in the ratification of the awards approved by the Company’s board of directors on April 4, 2013.

The fair value of the stock options issued with service conditions only was calculated on the date that the final approval by the stockholders was obtained using the Black-Scholes option pricing model with the following assumptions: contractual exercise price $7.08 per share; fair value of the Company’s common stock of $12.80 per share; risk free interest rates ranging from 0.36% to 2.84%; dividend yield of 0%; expected terms ranging from 2 to 10 years; and a volatility rate of 78.9%. The fair value of the Company’s common stock was based upon the publicly quoted price on the date that the final approval of the awards was obtained. The Company does not expect to pay dividends in the foreseeable future so therefore the dividend yield is 0%. The expected term was calculated using the plain vanilla method, which is approximately to the term that Management believes represents a good approximation of the period of time that each class of optionee would likely hold these awards until exercising them. The Company obtained the risk free interest rate from publicly available data published by the Federal Reserve. The volatility rate was computed based on a comparison of average volatility rates of similar companies.

Compensation expense recognized for the above noted awards amounted to $4,716,070 for the three and nine month periods ended September 30, 2013. Unamortized compensation cost for these awards amounted to $7,474,200 and will be amortized over a remaining contractual term of 2 years.

The fair value of the stock options issued with combined market and service conditions only was calculated on the date that the final approval by the stockholders was obtained using the same assumptions as the awards that contain service conditions only; however, the fair value was adjusted for the risk associated with attaining the volume weighted average pricing target that must be met in order for the award to become exercisable. The Company determined that the unit fair value of each award amounted to $4.90 based on a 70% probability of attaining the aforementioned price target, which was determined using a Monte Carlo Simulation of the probability of attaining the target.

The aggregate fair value of the 250,000 stock options that features the combined market and service condition amounted to $1,225,000 on the date of grant. The fair value of these awards is being amortized over an explicit service period in which the award vests at the rate of 62,500 options each on October 4, 2013, April 4, 2014, October 4, 2014 and April 4, 2015 as noted above. Compensation expense recognized for this award amounted to $306,250 for the three and nine month periods ended September 30, 2013. Unamortized compensation cost for this award amounts to $918,750 and will be amortized over the remaining explicit service of 2 years.

The aggregate fair value of the 500,000 stock options that features the combined market and performance condition amounted to $2,450,000 on the date of grant. The recipient of these awards attained the required conditions with respect to 240,000 of these options as of the date stockholder approval was obtained. Accordingly, the Company recorded compensation cost in the amount of $1,176,000 for the three and nine month periods ended September 30, 2013. Company Management believes that it is highly probable that the recipient of this grant will attain the conditions necessary to vest 190,000 of the stock options over a derived service period that will end no later than December 31, 2013, and the remaining 70,000 stock options over a derived service period that will end no later than March 31, 2014. Compensation expense relating to these components of the awards amounted to $379,535 for the three and nine month periods ended September 30, 2013. Unamortized compensation cost for these awards amounts to $894,465 and will be amortized over the remaining explicit service of 2 years.

 A summary of option activity under the Company’s employee stock option plan for the nine months ended September 30, 2013, is presented below:

Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at December 31, 2012	7,163	$22.34	4.4
Granted	2,005,500	$7.08	9.5
Exercised	-	$-
Expired or forfeited	(500)	$(25.00)
Outstanding at September 30, 2013	2,012,163	$7.13	9.5	$1,724,730
Options exercisable at September 30, 2013	36,663	$7.43	9.5	$25,800

The Company established the 2014 Equity Incentive Plan on September 27, 2013. This has been submitted for shareholder approval authorizing the issuance of up to 1,400,000 shares of Common Stock as incentive compensation. The Company’s Annual Meeting of Shareholders is presently scheduled for December 10, 2013 at which time the shareholders will be asked to approve this plan.

Restricted Stock Awards

A restricted stock award entitles the recipient to receive shares of unrestricted common stock upon vesting of the award and expiration of the restrictions.  The fair value of each restricted stock award is determined upon granting of the shares and the related compensation expense is recognized ratably over the vesting period and charged to the operations as non-cash compensation expense.  Shares contained in the unvested portion of restricted stock awards are forfeited upon termination of employment, unless otherwise agreed.  The fair value of restricted stock issued under the Plan is determined based on the closing price of the Company’s common stock on the grant date.

A summary of the restricted stock award activity for the nine months ended September 30, 2013 is as follows:

	Number of Units	Weighted Average Grant Date Fair Value
Nonvested at January 1, 2013	122,500	$6.83
Granted	-
Vested	(120,250)	($6.80)
Forfeited	(2,000)	($6.83)
Nonvested at September 30, 2013	250	$6.83

The Company incurred $822,485 and $0 in compensation expense during the nine months ended September 30, 2013 and 2012, respectively, related to the restricted stock awards previously granted.  At September 30, 2013, unrecognized compensation expense associated with the restricted stock awards was $683, which will be amortized over approximately one-half of a year.

At the end of December 2012, the Company entered into a Consulting Agreement with an entity wholly-owned by Mr. Harvey Kesner, a member of the board of directors and our former Interim Chief Executive Officer, pursuant to which the entity was issued 120,000 shares of common stock in exchange for its services with a grant date value of $816,000.

 The shares will vest if prior to December 31, 2017, the Company; (i) closes a Qualified Transaction (as defined within the agreement); (ii) closes a private or public financing of at least $7.5 million; or (iii) otherwise undergoes a change in control.  In such an event, the affiliate shall also be entitled to a one-time payment of $250,000.  Expense is recognized upon satisfaction of the above contingencies.  The consummation of the Merger qualified as a Qualified Transaction and was approved by the shareholders, thereby causing the shares to vest on September 10, 2013.

The following table provides a summary of stock based compensation expense for all awards during the periods presented:

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
	2013	2012	2013	2012
Stock Options with:
Service conditions only	$4,716,070	$-	$4,718,214	$40,000
Combined market and service conditions	306,250	-	306,250	-
Combined market and performance conditions	1,555,535	-	1,555,535	-
Restrcited stock	816,000	-	822,486	-

	$7,393,855	$-	$7,402,485	$40,000

Equity Offerings

On November 7, 2012, the Company obtained net proceeds of approximately $2.3 million in a private placement of common stock and warrants.  The Company sold an aggregate of 483,657 shares of common stock at a price of $5.324 per share along with warrants to purchase an additional 483,657 shares of common stock at an exercise price of $6.53 per share.  Subject to certain ownership limitations, the warrants are exercisable for a period of five years.  The common stock and warrants were issued in a private placement of securities exempt from registration pursuant to Section 4(2) of the Securities Act of 1933 and Rule 506 promulgated thereunder.  The warrants are classified as a liability and the common stock is classified as permanent equity.  The investors shall have the right to participate for 100% of any future debt or equity offerings of the Company during the two years following the Closing.  Certain of these warrants were exchanged for shares of Series C Convertible Preferred Stock in early 2013.

On February 2, 2012, the Company entered into a securities purchase agreement with certain investors to sell an aggregate of 53,241 shares of its common stock and warrants to purchase up to an additional 10,648 shares of its common stock to such investors for gross proceeds of approximately $1.15 million.  The common stock and warrants were sold in units, with each unit consisting of one share of common stock and a warrant to purchase 0.2 of a share of common stock.  The purchase price per unit was $21.60.  Subject to certain ownership limitations, the warrants are exercisable at any time commencing six (6) months after the initial issue date and on or prior to August 7, 2017, but not thereafter, at an exercise price of $28.00 per share.  The net proceeds to the Company from the registered direct offering, after deducting placement agent fees and the Company’s offering expenses, and excluding the proceeds, if any, from the exercise of the warrants issued in the offering, were approximately $1.1 million.  The common stock issued in the February 2012 offering and the common stock that may be issued pursuant to the exercise of the warrants have been registered pursuant to a Form S-3 registration statement (File No. 333-161531), which became effective on October 1, 2009.  The warrants are classified as a liability and the common stock is classified as permanent equity.

In connection with the closing of our February 2012 offering, the Company issued to Rodman & Renshaw, LLC, as partial consideration for its services as placement agent, warrants to purchase up to 1,597 shares of our common stock at an exercise price of $27.00 per share.  The estimated fair value of the warrants at the date of grant was $19,000.  The warrants are exercisable at the option of the holder at any time beginning six (6) months after the closing through and including February 6, 2014.  These warrants were offered and sold by us in reliance upon exemptions from the registration statement requirements by Section 4(2) of the Securities Act of 1933, as amended, as transactions by an issuer not involving a public offering.  These warrants are classified as a liability.

In October 2011, the Company entered into a securities purchase agreement with certain investors to sell an aggregate of 26,628 shares of its common stock and warrants to purchase up to an additional 26,628 shares of its common stock to such investors for gross proceeds of approximately $1.25 million.  The common stock and warrants were sold in units, with each unit consisting of one share of common stock and a warrant to purchase one share of common stock.  The purchase price per unit was $47.40.  Subject to certain ownership limitations, the warrants are exercisable for a five-year period at an exercise price of $44.80 per share.  The net proceeds to the Company from the offering, after deducting placement agent fees and the Company’s offering expenses, and excluding the proceeds, if any, from the exercise of the warrants issued in the offering, were approximately $1.1 million.  The common stock issued in the October 2011 offering and the common stock that may be issued pursuant to the exercise of the warrants were registered with the Securities and Exchange Commission pursuant to a registration statement on Form S-3 (File No. 333-177748), which became effective on November 21, 2011.  The warrants are classified as a liability and the common stock is classified as permanent equity.

In connection with the closing of the October 2011 offering, the Company issued to Rodman & Renshaw, LLC warrants with a term of two years to purchase 799 shares of our common stock (at an exercise price of $59.00 per share).  The estimated fair value of the warrants at the date of grant was $25,000.  These warrants were offered and sold by us in reliance upon exemptions from the registration statement requirements by Section 4(2) of the Securities Act of 1933, as amended, as transactions by an issuer not involving a public offering.  These warrants are classified as a liability.

On January 19, 2011, the Company entered into a securities purchase agreement with certain investors to sell an aggregate of 21,345 shares of its common stock and warrants to purchase up to an additional 10,673 shares of its common stock to such investors for gross proceeds of approximately $2.77 million.  The common stock and warrants were sold in units, with each unit consisting of one share of common stock and a warrant to purchase 0.50 of a share of common stock.  The purchase price per unit was $130.00.  Subject to certain ownership limitations, the warrants are exercisable for a five-year period at an exercise price of $160.00 per share.  The net proceeds to the Company from the registered direct offering, after deducting placement agent fees and the Company’s offering expenses, and excluding the proceeds, if any, from the exercise of the warrants issued in the offering, were approximately $2.6 million.  The common stock issued in the January 2011 offering and the common stock that may be issued pursuant to the exercise of the warrants have been registered pursuant to a Form S-3 registration statement (File No. 333-161531), which became effective on October 1, 2009.  The warrants are classified as a liability and the common stock is classified as permanent equity.

In connection with the closing of our January 2011 offering, the Company issued to Rodman & Renshaw, LLC, as partial consideration for its services as placement agent, warrants with a term of two years to purchase up to 640 shares of our common stock at an exercise price of $163 per share.  The estimated fair value of the warrants at the date of grant was $42,000. These warrants were offered and sold by us in reliance upon exemptions from the registration statement requirements by Section 4(2) of the Securities Act of 1933, as amended, as transactions by an issuer not involving a public offering.  These warrants are classified as a liability.

Restricted Stock

On December 28, 2012, the Company issued 120,000 shares of restricted stock under the Company’s 2012 Equity Compensation Plan.  The total fair value of the issuances of the stock was approximately $816,000, which will be recognized as performance targets are obtained.  On December 31, 2012, the Company issued 2,250 shares of restricted stock under the Company’s 2012 Equity Compensation Plan.  The total fair value of the issuances of the stock was approximately $15,000, which will be recognized as expense over an eighteen month vesting period.  No expense was recognized in 2012.  The fair value of the stock awards was based on the closing market price of the Company’s common stock on the date of the grant.

Stock Option Plan

In late 2012, the Company adopted the 2012 Equity Incentive Plan (the “Plan”) which permits issuance of incentive stock options, non-qualified stock options and restricted stock.  The Plan replaced a prior incentive stock plan.  During 2012 and 2011, the Company granted 5,487 and 2,250 options to the Company’s Board of Directors and officers under the previous plan.  Options issued to employees typically vest over a four-year period and options issued to non-employee directors vested immediately upon being granted.  At December 31, 2012, there were 6,789 options under the previous plan that were fully vested.  The total unrecognized stock compensation expense at December 31, 2012 is approximately $12,000, which will be recognized over 2.9 years.

The Company used the following assumptions in the Black-Scholes calculation used to measure the fair value of stock-based compensation in accordance with ASC 718 for stock options granted in 2012 and 2011.

	11-16-2012	8-14-2012	5-15-2012	11-15-2011
Risk-free interest rate	0.62%	0.75%	0.74%	0.93%
Dividend yield	0%	0%	0%	0%
Expected life (years)	5	5	5	5
Volatility	91.3%	111.8%	122.7%	130.0%

Activity for the two years ended December 31, 2012, for all option grants is shown below:

	2012				2011
	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	2,426	$53.60			316	$322.00
Granted	5,487	$10.93			2,250	$40.00
Exercised	-	$-			-	$-
Expired or forfeited	(750)	$40.00			(140)	$440.00
Outstanding at end of year	7,163	$22.34	4.4	$-	2,426	$53.60
Exercisable at end of year	6,788	$21.36	4.5	$-	1,176
Weighted-average fair value of
options granted during the year	$8.44				$34.20

Price range of options
Outstanding	$9.80-$228.00				$40.00-$228.00
Exercised	$-				$-
Expired or forfeited	$40.00				$440.00

The following table summarizes information with respect to stock options outstanding at December 31, 2012:

	Options Outstanding			Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of Options	Weighted Average Exercise Price
$9.80-$15.20	5,488	$10.93	4.7	5,488	$10.93
$40.00	1,500	$40.00	3.9	1,125	$40.00
$228.00	175	$228.00	2.4	175	$228.00
	7,163			6,788